FIXED ASSETS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Electronic equipment [Member] USD ($)	Dec. 31, 2013 Electronic equipment [Member] CNY	Dec. 31, 2012 Electronic equipment [Member] CNY	Dec. 31, 2013 Other office and warehouse equipment [Member] USD ($)	Dec. 31, 2013 Other office and warehouse equipment [Member] CNY	Dec. 31, 2012 Other office and warehouse equipment [Member] CNY	Dec. 31, 2013 Vehicles [Member] USD ($)	Dec. 31, 2013 Vehicles [Member] CNY	Dec. 31, 2012 Vehicles [Member] CNY	Dec. 31, 2013 Leasehold improvements [Member] USD ($)	Dec. 31, 2013 Leasehold improvements [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2013 Construction in progress [Member] USD ($)	Dec. 31, 2013 Construction in progress [Member] CNY	Dec. 31, 2012 Construction in progress [Member] CNY	Dec. 31, 2013 Warehouse and office building in Tianjin [Member] USD ($)	Dec. 31, 2013 Warehouse and office building in Tianjin [Member] CNY	Dec. 31, 2012 Warehouse and office building in Tianjin [Member] CNY
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 64,961	393,253	226,146		$ 24,013	145,366	125,568	$ 14,788	89,523	80,131	$ 393	2,378	2,378	$ 2,443	14,788	13,186	$ 23,324	141,198	4,883
Less: accumulated depreciation	(25,018)	(151,448)	(104,872)
Fixed assets, net	39,943	241,805	121,274
Construction in progress																				23,263	140,828	4,668
Depreciation of fixed assets	$ 7,935	48,036	41,312	24,870